Share-Based compensation	6 Months Ended
Jun. 30, 2026
Share-Based compensation
Share-Based compensation

17.Share-Based compensation

Equity-settled share-based payment transactions

As of June 30, 2026, the Company has five outstanding equity-settled share-based incentive plans, including (i) the 2021 warrants plan (the 2021 plan), (ii) the 2022 warrants plan (the 2022 plan), (iii) the 2024 warrants plan (the 2024 plan), (iv) the 2025 warrants plan (the 2025 plan) and (v) the 2025-2 warrants plan (the 2025-2 plan).

The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2026	2025
Outstanding at January 1	3,207,819	2,258,319
Granted	656,552	658,374
Forfeited	(56,231)	(37,377)
Exercised	—	(13,875)
Expired	(76,250)	(67,500)
Outstanding as at June 30	3,731,890	2,797,941
Exercisable as at June 30	2,234,941	1,715,849

The following warrants were granted during 2025:

-On February 1, 2025, 329,431 warrants were granted from the 2024 plan (17,000 warrants were not accepted)

-On February 1, 2025, 223,943 warrants were granted from the 2025 plan (10,000 warrants were not accepted)

-On March 14, 2025, 45,000 warrants were granted from the 2025 plan

-On April 8, 2025, 30,000 warrants were granted from the 2025 plan

-On May 5, 2025, 30,000 warrants were granted from the 2025 plan

On January 18, 2026, 230,000 warrants were granted from the 2025-2 plan.

On June 26, 2026, 2,000 warrants were granted from the 2024 plan, 677 warrants were granted from the 2025 plan and 423,875 warrants were granted from the 2025-2 plan.

The table below provides the input to the Black-Scholes model for warrants granted in the second quarter of 2026.

	Plan 2024	Plan 2025	Plan 2025-2
	(grant Jun 26	(grant Jun 26	(grant Jun 26
	2026)	2026)	2026)
Return Dividend	0%	0%	0%
Expected volatility	68.60%	68.60%	68.60%
Risk-free interest rate	2.71%	2.71%	2.71%
Expected life	3	3	3
Exercise price	1.53	1.53	1.53
Stock price	1.53	1.53	1.53
Fair value	0.75	0.75	0.75

On June 26, 2026, the Company reduced the exercise price of the outstanding warrants previously granted to warrant holders under all Warrants Plans to 1.53 EUR to reflect the decrease in the company’s share price. All other terms and conditions of the re-priced warrants remain unchanged to the original option agreement. The Company determined the fair value of the options at the date of the modification (June 26, 2026). The incremental fair value of the re-priced warrants will be recognised as an expense over the period from the modification date to the end of the vesting period. For the warrants already vested at the date of modification, the incremental fair value is fully recognised in P&L at date of modification. The expense for the original option grant will continue to be recognised as if the terms had not been modified.

The fair value of the modified warrants was determined using the same models and principles as described above, with the following model inputs:

	Plan 2021	Plan 2021	Plan 2021	Plan 2021
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant May 14
	2021)	2021)	2022)	2022)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.47-0.59*	0.47-0.59*	0.47-0.59*	0.47-0.58*

*Incremental fair value of the warrants that were not repriced on March 24, 2023.

	Plan 2021	Plan 2022	Plan 2022	Plan 2022
	(grant March 24	(grant Feb 01	(grant Apr 21	(grant Aug 2
	2023)	2024)	2024)	2024)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.47	0.46	0.55	0.53-0.55

	Plan 2024	Plan 2024	Plan 2024	Plan 2025
	(grant Sept 18	(grant Nov 25	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.60	0.60
Incremental Fair value	0.52	0.53	0.55	0.56

	Plan 2025	Plan 2025	Plan 2025	2024 Plan
	(grant Mar 14	(grant Apr 8	(grant May 5	(grant Sept 6
	2025)	2025)	2025)	2025)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	2	2	2
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.60	0.60	0.61	0.65
Incremental Fair value	0.56	0.52	0.48	0.45

	2025 Plan	2025 Plan	2025-2 Plan	2025-2 Plan
	(grant Sept 6	(grant Oct 13	(grant Oct 13	(grant Jan 18
	2025)	2025)	2025)	2026)
Return Dividend	0%	0%	0%	0%
Expected volatility	68.59%	68.59%	68.59%	68.59%
Risk-free interest rate	2.71%	2.71%	2.71%	2.71%
Expected life	2	3	3	3
Exercise price	1.53	1.53	1.53	1.53
Stock price	1.53	1.53	1.53	1.53
Fair value	0.65	0.67	0.67	0.70
Incremental Fair value	0.45	0.48	0.48	0.41

Equity-settled share-based payment transactions – Restricted Stock Units (“RSU”)

In 2024, 2025 and 2026, each non-executive director was granted “restricted share units” or “RSUs”, whereby each RSU represents the obligation of the relevant non-executive director to subscribe for one new ordinary share of the Company at a subscription price of EUR 0.1718 per share (irrespective of the market value of the share at that time).

The RSUs will be accounted for as an equity-settled share-based payment plan as the Company can issue new shares under the authorized capital.

At June 12, 2024, the Company has granted a total of 103,642 RSUs towards 7 directors which vested at the shareholders’ meeting held in June 2025. As at June 30, 2026 all RSUs had been exercised.

At June 11, 2025, the Company has granted a total of 146,531 RSUs, with the same conditions as the 2024 RSUs, towards 7 directors which vested at the shareholders’ meeting held in June 2026. As at June 30, 2026 all RSUs had been exercised.

At June 10, 2026, the Company has granted a total of 358,267 RSUs, with the same conditions as the 2024 RSUs, towards 7 directors which will vest at the shareholders’ meeting held in June 2027. The total RSUs outstanding as at June 30, 2026 was 358,267 RSUs.

Equity-settled share-based payment expense

The Company has recognized €2.4 million share-based payment expense for the six months ended June 30, 2026 (2025: €2.9 million) of which €0.9 million is related to the incremental fair value of the re-priced warrants.